Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Numerators:
Income attributable to the Company	$ 269,862	$ 279,255	$ 929,697	$ 760,717
Less: Dividend preference on Preference shares	25	28	76	83
Income available to all classes of shares	$ 269,837	$ 279,227	$ 929,621	$ 760,634
Denominators:
Weighted average number of ordinary shares outstanding	301,531,173	299,280,448	300,720,312	298,714,674
Weighted average number of preference shares outstanding	3,971,607	3,964,914	3,968,082	3,960,315
Total weighted average shares outstanding	305,502,780	303,245,362	304,688,394	302,674,989
Potentially dilutive Ordinary shares	2,008,318	1,869,658	1,740,599	1,588,786
Potentially dilutive Preference shares	17,392	20,342	17,209	20,099
Total weighted average Ordinary shares outstanding assuming dilution	303,539,491	301,150,106	302,460,911	300,303,460
Total weighted average Preference shares outstanding assuming dilution	3,988,999	3,985,256	3,985,291	3,980,414
Basic income per Ordinary share	$ 0.88	$ 0.92	$ 3.05	$ 2.51
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.89	$ 0.93	$ 3.07	$ 2.53
Fully diluted income per Ordinary share	$ 0.88	$ 0.92	$ 3.03	$ 2.50
Plus preference per Preference shares	$ 0.00	$ 0.00	$ 0.02	$ 0.02
Fully diluted income per Preference share	$ 0.88	$ 0.92	$ 3.05	$ 2.52